NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
NATURE OF BUSINESS

1. NATURE OF BUSINESS

AccuStem Sciences, Inc. is an early-stage life sciences company committed to developing and commercializing novel products for the treatment and management of many cancers. The principal activities of the Company are that of a genomics-based personalized medicine business, particularly focused on breast and lung cancer patients.

Impact of the COVID-19 Pandemic

In early 2020, an outbreak of the novel strain of coronavirus (COVID-19) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. There have been no material impacts from COVID-19 on the Company’s operations for the nine months ended September 30, 2022 and 2021. However, it is possible that the pandemic will continue to significantly impact economies worldwide, which could result in adverse effects on the Company’s operations. The extent of the impact of COVID-19 on operations, liquidity, financial condition, and results of operations remain uncertain at this time.

Liquidity and Going Concern

The condensed consolidated financial statements have been prepared on the going concern basis, which contemplates the realization of assets and discharge of liabilities in the normal course of business.

The Company has financed its activities principally from support from a related party. The Company has incurred a net loss in every fiscal period since inception. For the nine months ended September 30, 2022, the Company incurred a net loss of $2,767,885. The Company has an accumulated deficit of $3,492,747 as of September 30, 2022. The Company anticipates operating losses to continue for the foreseeable future due to, among other things, costs related to research funding, further development of its technology and products, and expenses related to the commercialization of its products.

Management believes that the Company does not have sufficient cash and current assets to support its operations through at least 12 months from the issuance date of these condensed consolidated financial statements, and will require significant additional cash resources to continue its planned research and development activities.

The Company will need additional funds for promoting new products and working capital required to support research and development activities and generate sales from its products. There can be no assurance, however, that such financing will be available when needed, if at all, or on favorable terms and conditions. The precise amount and timing of the funding needs cannot be determined accurately at this time, and will depend on a number of factors, including the quality of product development efforts, management of working capital, and the continuation of normal payment terms and conditions for purchase of services.

In order to address its capital needs, including its planned research and development activities and other expenditures, the Company is actively pursuing additional equity financing in the form of a private investment and public equity. The Company has been in ongoing discussions with institutional investors and other parties with respect to such possible offerings. Adequate financing opportunities might not be available to the Company, when and if needed, on acceptable terms or at all. If the Company is unable to obtain additional financing in sufficient amounts or on acceptable terms or if the Company fails to consummate the private placement or a public offering, the Company will be forced to delay, reduce or eliminate some or all of its research and development programs and product portfolio expansion, which could adversely affect its operating results or business prospects. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding in terms acceptable to the Company to fund continuing operations, if at all. After considering the uncertainties, management determined it is appropriate to continue to adopt the going concern basis in preparing the condensed consolidated financial statements.

1. DESCRIPTION OF BUSINESS

Accustem Sciences Inc. and its subsidiary (“the Company”) was incorporated on July 28, 2021, in Delaware, United States. The Company is an early- stage life sciences company committed to developing and commercializing novel products for the treatment and management of many cancers. The principal activities of the Company are that of a genomics-based personalized medicine business, particularly focused on breast cancer patients.

The consolidated position of the Company is a result of the demerger of the legal entity StemPrintER Sciences Limited (“StemPrintER”) from Tiziana Life Sciences plc (“Tiziana”) by Accustem Sciences Limited (“Limited”) on October 30, 2020. Limited was incorporated on June 5, 2020. On March 12, 2021 and further amended on May 7, 2021 and June 1, 2021, Limited filed a registration statement on Form 20-F with the US Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934, to effect the demerger transaction. The registration statement was declared effective on July 1, 2021. The transaction is as detailed in the steps below:

Pursuant to an agreement entered into in October 2020, Tiziana transferred all the ownership rights and intellectual property relating to StemPrintER along with a commitment to pay $1,353,373 in cash to its wholly owned subsidiary, StemPrintER in exchange for 3,070,000 shares of the subsidiary.

On October 5, 2020, Limited entered into an agreement with Tiziana to acquire the outstanding shares of StemPrintER, including the ownership rights and intellectual property relating to the StemPrint project and cash receivable of $1,353,373. In exchange for the transfer of ownership, Limited issued a total of 9,520,069 ordinary shares of $0.001 par value to Tiziana shareholders on a one for one basis based on the Tiziana ownership as at October 30, 2020. On October 30, 2020, a supplemental demerger agreement of StemprintER was executed and 479,063 of ordinary shares of $0.001 par value were issued for consideration (see Related Party Note 7) of $204,879 in relation to the associated option and warrant holders of Tiziana. The share composition noted are post share consolidation as further described below.

On November 1, 2021, Limited announced its intention to put in place a new parent company (formerly Accustem Sciences Limited and subsidiary), being Accustem Sciences, Inc., a Delaware-incorporated company, pursuant to a Scheme of Arrangement under United Kingdom “UK” law. Pursuant to Rule 12g-3(a) of the Securities Act of 1934, on December 1, 2021 (“Effective Date”), Limited completed the company’s redomiciliation from the UK to Delaware, United States. In connection with the completion of the redomiciliation, the Company acquired all of the issued share capital of Limited in exchange for the issuance of the Company’s common stock and became the successor issuer to Limited.

The Company and its subsidiary will conduct the same business and operations after the redomiciliation as Limited had been conducting prior to the redomiciliation and there are no expected changes to the day-to-day operation of the business of the Company or its strategy. Due to the entities being under common control, the acquisition was accounted for based on existing carrying amounts. The consolidated financial statements for periods prior to the redomiciliation are the consolidated statements of Limited as the predecessor to the Company for accounting and reporting purposes. On December 30, 2021, the Company and the Board approved for the dissolution of Limited, effective December 30, 2021. Limited’s wholly owned subsidiary, StemPrintER Sciences Limited, common shares was transferred to Accustem Sciences, Inc. This dissolution had no impact on the Company’s results for the year ended December 31, 2021.

On the effective date of the redomiciliation, the Company also completed a 20:1 share consolidation and the number of outstanding common shares was reduced from 199,988,724 to 9,999,132 of common stock (subject to adjustment as applicable due to the rounding of fractional shares. Therefore, (i) every 20 ordinary shares, £0.01 par value per share, of Limited (the “Limited Ordinary Shares”) were exchanged for one share of common stock, $0.001 par value per share, of the Company (the “Company Common Stock”) and (ii) every 10 Accustem American Depository Shares (“ADS”) representing two Limited Ordinary Shares were exchanged for one share of the Company’s Common Stock, which resulted in the Company becoming the holding company of Limited. Also, every 20 options held by a Limited holder converted and received one option to purchase a common share of the Company as further described in Note 6.

All share and per share amounts in these consolidated financial statements and related notes for periods prior to the redomiciliation have been retroactively adjusted to reflect the effect of the 20:1 exchange ratio.

These consolidated financial statements have been prepared for the periods from June 5, 2020 (period of inception) to December 31, 2020 and for the year ended December 31, 2021.

Shares of Limited’s common stock issued in connection trade over-the-counter market under the ticker symbol “ACMSY”. On March 23, 2022 the Company’s common stock shares began trading within the OTC Markets under the ticker symbol “ACUT”.

Impact of the COVID-19 Pandemic

In early 2020, an outbreak of the novel strain of coronavirus (COVID-19) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. There have been no material impacts from COVID-19 on the Company’s operations for the periods ended December 31, 2021 and 2020. However, it is possible that the pandemic will continue to significantly impact economies worldwide, which could result in adverse effects on the Company’s operations. The extent of the impact of COVID-19 on operations, liquidity, financial condition, and results of operations remain uncertain at this time.

Liquidity and Going Concern

The consolidated financial statements have been prepared on the going concern basis, which contemplates the realization of assets and discharge of liabilities in the normal course of business.

The Company has financed its activities principally from support from a related party. The Company has incurred a net loss in every fiscal period since inception. For the year ended December 31, 2021, the Company incurred a net loss of $670,614. The Company has an accumulated deficit as of December 31, 2021 of $724,862. The Company anticipates operating losses to continue for the foreseeable future due to, among other things, costs related to research funding, further development of its technology and products, and expenses related to the commercialization of its products.

Management believes that the Company does not have sufficient cash and current assets to support its operations through at least 12 months from the issuance date of these consolidated financial statements, and will require significant additional cash resources to continue its planned research and development activities.

The Company will need additional funds for promoting new products and working capital required to support research and development activities and generate sales from its products. There can be no assurance, however, that such financing will be available when needed, if at all, or on favorable terms and conditions. The precise amount and timing of the funding needs cannot be determined accurately at this time, and will depend on a number of factors, including the quality of product development efforts, management of working capital, and the continuation of normal payment terms and conditions for purchase of services.

Subsequent to year end, management notes the Company has received net repayment of related party receivable/payable in the amount of $1,288,310 from Tiziana, see Note 7 - Related Party Transactions. Additionally, the Company has received an additional capital contribution through the issuance of ordinary shares from Tiziana in the amount of $2,675,940, see Note 10 - Subsequent Events.

In order to address its capital needs, including its planned research and development activities and other expenditures, the Company is actively pursuing additional equity financing in the form of a private placement. The Company has been in ongoing discussions with institutional investors and other parties with respect to such possible offerings. Adequate financing opportunities might not be available to the Company, when and if needed, on acceptable terms or at all. If the Company is unable to obtain additional financing in sufficient amounts or on acceptable terms or if the Company fails to consummate the private placement or a public offering, the Company will be forced to delay, reduce or eliminate some or all of its research and development programs and product portfolio expansion, which could adversely affect its operating results or business prospects. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding in terms acceptable to the Company to fund continuing operations, if at all. After considering the uncertainties, management determined it is appropriate to continue to adopt the going concern basis in preparing the consolidated financial statements.